CONVERTIBLE LOANS AND WARRANTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Convertible Loans And Warrants
CONVERTIBLE LOANS AND WARRANTS

NOTE 4 CONVERTIBLE LOANS AND WARRANTS

A.	Warrants

During the year of 2017, the Company granted 1,931,819 warrants. As of March 31, 2022 the Warrants were valued at $70,587. The expiry date of the warrants is on October 13, 2022.

On November 24, 2021, the Company granted 300,000 warrants valued at $43,270. The expiry date of the warrants is on November 23, 2025. See (b) below (“Investor 2”). In connection with the warrants issued to Investor 2 the Company also issued 8,334 warrants valued at $5,000 to an introducing advisor with the same terms and conditions received by Investor 2. As of March 31, 2022 the total valuation of both of these warrants is valued at $10,615

These warrants are converted with the same cashless exercise formula, in lieu of a cash exercise, equal to the number of Common Shares computed using the following formula: the number of Warrants multiplied with the difference between the market price and the exercise price, on the effective date of conversion, divided by the market price.

As the numbers of shares to be issued for the exercise of the warrants is variable the warrants have been measured at fair value.

In order to calculate the fair value of the warrants, an option pricing model was used. The model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate.

As of March 31, 2022, the estimated fair values of the Warrants were measured according to the data as follows:

As of
March 31, 2022
Expected term	0.54 – 3.65 years
Expected average volatility	180.80% – 185.18%
Expected dividend yield	-
Risk-free interest rate	1.1% - 2.44%

Common Stock Market Value $0.034-$0.036

The following table summarizes information relating to outstanding and exercisable warrants as of March 31, 2022:

Warrants Outstanding and Exercisable
Number of Warrants	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Valuation as of March 31, 2022	Level
1,931,819	.054	$0.011	$70,587	3
308,334	.365	$0.6	$10,615	1

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 4	- CONVERTIBLE LOANS AND WARRANTS (cont.)

B. Convertible loans (Hereinafter: CLA)

During the years of 2017-2021, the Company entered into convertible loan agreement (“CLA “) contracts with several investors as detailed below.

The Convertible Promissory Notes will accrue interest at rates of 5% - 12% per annum, default interest at rates of 12%-24% per annum, which also convertible at the same terms as the loan.

Investor 1

CLA 1 (Issued by the company During March 2019 - January 2021)

The CLA is convertible into shares of the Company’s Common Stock at a per share price equal to the lesser of (i) $0.04, and (ii) the variable conversion price, which is defined as 65% of the lowest daily Volume Weighted Average Price (‘VWAP’) in the twenty (20) Trading Days prior to the Conversion Date. Maturity date for the CLA above is up to December 31st 2022.

The CLA was evaluated at a fair value measurement option as one component because in each scenario the investors will prefer to convert the company shares instead of receiving the loan.

In order to calculate the fair value of the CLA, the independent valuation appraiser used Monte Carlo model and the Company assumptions regarding to the expected conversion date. Using this model and assumptions, the fair value was evaluated for $871,056 as a current convertible loan on March 31, 2022.

As of March 31, 2022, the estimated fair values of the Convertible Loan measured as follows:

As of March 31, 2022
Expected term	0.75 years
Expected average (Monte Carlo) volatility	181%
Expected dividend yield	-
Risk-free interest rate	1.3%

CLA 2 (Issued by the Company at the year of 2021)

During the year 2021, the Company entered into a new CLA contract with Investor 1. In exchange to the CLA, the Company received an amount of $250,000. The maturity date of the CLA is May 10, 2023.

The CLA is convertible at a fair value measurement option at a price per share equal to the variable conversion price, which is defined as 60% of the lowest daily VWAP in the twenty (20) Trading Days prior to the Conversion Date.

The CLA was evaluated at a fair value measurement option as one component because in each scenario the investors will prefer to convert the company shares instead of receiving the loan.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 4	- CONVERTIBLE LOANS AND WARRANTS (cont.)

In order to calculate the fair value of the CLA, the independent valuation appraiser used the Company assumptions regarding the expected conversion date. Using these assumptions, the fair value was evaluated for $336,152 as a long term loan on March 31, 2022.

For the Year ended December 31, 2021, the estimated fair values of the Convertible Loan measured as follows:

As of
March 31, 2022
Expected term	1.62 years
WACC	25%

Investor 2

On November 24, 2021, the Company signed CLA, Warrants and SPA agreements with Investor 2 for an aggregate amount of $500,000. As of December 2021, the Company received an amount of $110,000 out of the aggregate committed amount. The Investor shall remit the balance upon filing of a Registration Statement on Form S-1.

The maturity date of the Note is the earlier of 12 months from the date of each advance or the date the Company closes on a registered public offering.

The Company’s obligations under the CLA are secured by a security interest in substantially all of its assets pursuant to a Security Agreement dated as of November 24, 2021 between it and the Company.

The Convertible Promissory Note will be convertible at a price equal to $0.5. The conversion component was evaluated in separate from the loan.

On November 24, 2021, the investment was evaluated as separate components: Warrants, common shares, Loan (Part of the CLA) and conversion component. First, the independent valuation appraiser evaluated the Warrants and the stocks in Fair Value, and the residual attributed to the CLA components. As of March 31, 2022, Warrants was evaluated at $10,328.

In order to evaluate the CLA components, it was evaluated based on their fair value ratio and then multiplied the residual by the acceptable ratio of each of the CLA components. In addition, as of November 24, 2021 the independent valuation appraiser used Monte Carlo model and Company assumptions regarding to the expected conversion date and the expected return date of the principal amount. Using this model and assumptions, the expected conversion amount was evaluated.

In addition, as of March 31, 2022 the warrants and the loan was evaluated because they identified as liabilities components. The conversion instrument was identified as an equity component, therefore it was evaluated only as of the agreement day.

In order to calculate the fair value of the CLA Loan as of March 31, 2022, the independent valuation appraiser used Company assumptions regarding to the expected conversion date and the expected return date of the principal amount and then capitalized the loan using the company’s WACC for each valuation date.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 4	- CONVERTIBLE LOANS AND WARRANTS (cont.)

Using this model and assumptions, the expected conversion amount was evaluated. As of March 31, 2022 the Loan component was evaluated at $120,839 as a short term loan at March 31, 2022.

For the Year ended March 31, 2022, the estimated fair values of the CLA measured as follows:

Period ended
March 31, 2022
Expected term	0.62 years
WACC	25%
Expected date to repay	November 24 ,2022

Rest of the investors

During the year of 2021, the Company signed additional CLA with an investor for an amount of $75,000.

The CLA is convertible at a price equal to the variable conversion price, which is defined as 65% of the lowest daily VWAP in the twenty (20) Trading Days prior to the Conversion Date. The maturity date of the CLA is January 29, 2023.

The CLA was evaluated as one component because in each scenario the investors will prefer to convert the company shares instead to receive the loan.

In order to calculate the fair value of the CLA, the independent valuation appraiser used Company assumptions regarding the expected conversion date. Using Company WACC, the fair value was evaluated for $69,886 as long term convertible loan on March 31, 2022.

As of March 31, 2022, the estimated fair values of the CLA measured as follows:

As of
March 31, 2022
Expected term	1.34 – 1.41 years
WACC	25%

In addition, there is a loan outstanding in the amount of $14,520 at March 31, 2022.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 8 - CONVERTIBLE LOANS AND WARRANTS

A. Warrants

During the year of 2017, the Company granted 1,931,819 warrants. As of December 31, 2021 the Warrants were valued at $211,622. The expiry date of the warrants is on October 13, 2022. On November 24, 2021, the Company granted 300,000 warrants valued at $43,270. The expiry date of the warrants is on November 23, 2025. See (b) below (“Investor 2”). In connection with the warrants issued to Investor 2 the Company also issued 8,334 warrants valued at $5,000 to an introducing advisor with the same terms and conditions received by Investor 2.

These warrants are converted with the same cashless exercise formula, in lieu of a cash exercise, equal to the number of Common Shares computed using the following formula: the number of Warrants multiplied with the difference between the market price and the exercise price, on the effective date of conversion, divided by the market price.

As the numbers of shares to be issued for the exercise of the warrants is variable the warrants have been measured at fair value.

In order to calculate the fair value of the warrants, an option pricing model was used. The model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate.

As of December 31, 2021, the estimated fair values of the Warrants were measured according to the data as follows:

As of
December 31,
2021
Expected term	0.78 – 3.90 years
Expected average volatility	185.42% – 195.07%
Expected dividend yield	-
Risk-free interest rate	0.3% - 1.1%
Common Stock Market Value	$0.16

The following table summarizes information relating to outstanding and exercisable warrants as of December 31st, 2021:

Warrants Outstanding and Exercisable
Number of Warrants	Weighted Average Remaining Contractual life (in years)	Weighted Average Exercise Price	Valuation as of December 31, 2021
1,931,819	0.78	$0.1	$211,622
308,334	3.9	$0.6	$48,270

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 8 - CONVERTIBLE LOANS AND WARRANTS (cont.)

B. Convertible loans (Hereinafter: CLA)

During the years of 2017-2021, the Company entered into convertible loan agreement (“CLA”) contracts with several investors as detailed below.

The Convertible Promissory Notes will accrue interest at rates of 5% - 12% per annum, default interest at rates of 12%-24% per annum, which also convertible at the same terms as the loan.

Investor 1

CLA 1 (Issued by the company During March 2019 - January 2021)

The CLA is convertible into shares of the Company’s Common Stock at a per share price equal to the lesser of (i) $0.04, and (ii) the variable conversion price, which is defined as 65% of the lowest daily Volume Weighted Average Price (‘VWAP’) in the twenty (20) Trading Days prior to the Conversion Date. Maturity date for the CLA above is up to May 25th 2022.

The CLA was evaluated at a fair value measurement option as one component because in each scenario the investors will prefer to convert the company shares instead of receiving the loan.

In order to calculate the fair value of the CLA, the independent valuation appraiser used Monte Carlo model and the Company assumptions regarding to the expected conversion date. Using this model and assumptions, the fair value was evaluated for $1,918,376 as a current convertible loan on December 31, 2021.

As of December 31, 2021, the estimated fair values of the Convertible Loan measured as follows:

As of
December 31,
2021
Expected term	1.09 years
Expected average (Monte Carlo) volatility	195.07%
Expected dividend yield	-
Risk-free interest rate	0.7%

CLA 2 (Issued by the Company at the year of 2021)

During the year 2021, the Company entered into a new CLA contract with Investor 1. In exchange to the CLA, the Company received an amount of $250,000. The maturity date of the CLA is May 10, 2023.

The CLA is convertible at a fair value measurement option at a price per share equal to the variable conversion price, which is defined as 60% of the lowest daily VWAP in the twenty (20) Trading Days prior to the Conversion Date.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 8 - CONVERTIBLE LOANS AND WARRANTS (cont.)

The CLA was evaluated at a fair value measurement option as one component because in each scenario the investors will prefer to convert the company shares instead of receiving the loan.

In order to calculate the fair value of the CLA, the independent valuation appraiser used the Company assumptions regarding the expected conversion date. Using these assumptions, the fair value was evaluated for $318,156 as a long term loan on December 31, 2021.

For the Year ended December 31, 2021, the estimated fair values of the Convertible Loan measured as follows:

As of
December 31,
2021
Expected term	1.87 years
WACC	25%

Investor 2

On November 24, 2021, the Company signed CLA, Warrants and SPA agreements with Investor 2 for an aggregate amount of $500,000. As of December 2021, the Company received an amount of $110,000 out of the aggregate committed amount. The Investor shall remit the balance upon filing of a Registration Statement on Form S-1.

The maturity date of the Note is the earlier of 12 months from the date of each advance or the date the Company closes on a registered public offering.

The Company’s obligations under the CLA are secured by a security interest in substantially all of its assets pursuant to a Security Agreement dated as of November 24, 2021 between it and the Company.

The Convertible Promissory Note will be convertible at a price equal to $0.5. The conversion component was evaluated in separate from the loan.

On November 24, 2021, the investment was evaluated as separate components: Warrants, common shares, Loan (Part of the CLA) and conversion component. First, the independent valuation appraiser evaluated the Warrants and the stocks in Fair Value, and the residual attributed to the CLA components. As of December 31, 2021, Warrants was evaluated at $43,270.

In order to evaluate the CLA components, it was evaluated based on their fair value ratio and then multiplied the residual by the acceptable ratio of each of the CLA components. In addition, as of November 24, 2021 the independent valuation appraiser used Monte Carlo model and Company assumptions regarding to the expected conversion date and the expected return date of the principal amount. Using this model and assumptions, the expected conversion amount was evaluated.

In addition, as of December 31, 2021 the warrants and the loan was evaluated because they identified as liabilities components. The conversion instrument was identified as an equity component, therefore it was evaluated only as of the agreement day.

In order to calculate the fair value of the CLA Loan as of December 31, 2021, the independent valuation appraiser used Company assumptions regarding to the expected conversion date and the expected return date of the principal amount and then capitalized the loan using the company’s WACC for each valuation date.

Using this model and assumptions, the expected conversion amount was evaluated. As of December 31, 2021 the Loan component was evaluated at $111,828 as a short term loan at December 31, 2021.

For the Year ended December 31, 2021, the estimated fair values of the CLA measured as follows:

Year ended
December 31,
2021
Expected term	0.87 years
WACC	25%
Expected date to repay	November 24 ,2022

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 8 - CONVERTIBLE LOANS AND WARRANTS (cont.)

Rest of the investors

During the year of 2021, the Company signed additional CLA with an investor for an amount of $75,000.

The CLA is convertible at a price equal to the variable conversion price, which is defined as 65% of the lowest daily VWAP in the twenty (20) Trading Days prior to the Conversion Date. The maturity date of the CLA is January 29, 2023.

The CLA was evaluated as one component because in each scenario the investors will prefer to convert the company shares instead to receive the loan.

In order to calculate the fair value of the CLA, the independent valuation appraiser used Company assumptions regarding the expected conversion date. Using Company WACC, the fair value was evaluated for $97,226 as long term convertible loan on December 31, 2021.

As of December 31, 2021, the estimated fair values of the CLA measured as follows:

As of
December 31,
2021
Expected term	1.4 – 1.87 years
WACC	25%

In addition, there is a loan outstanding in the amount of $13,913 at December 31, 2021.